Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Astoria Real Assets ETF
Prospectus [Line Items]
Annual Return [Percent]	7.01%	11.77%	3.95%
AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Annual Return [Percent]	46.78%	61.37%	(49.45%)	25.44%
AXS Green Alpha ETF
Prospectus [Line Items]
Annual Return [Percent]	(3.17%)	13.45%
AXS Knowledge Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	5.11%	17.53%	(22.81%)	13.13%	16.95%	25.91%	(11.43%)	27.62%	7.04%